SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2021
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

25.        SEGMENT INFORMATION

The Group had been operating with two operating segments through financial year 2019, namely, customer management and customer acquisition.

As of the end of financial year 2019, the Group spun off its health insurance acquisition business, which was a significant portion of its customer acquisition reporting segment. In addition, the Group fully integrated the operations corresponding to its customer management reporting segment and the remaining operations within our customer acquisition reporting segment. As a result, from the beginning of fiscal year 2020, the Group reports its financial statements on a single segment basis as Business Process Outsource (BPO).

From July 2019, the Chief Executive Officer (CEO), also the Chief Operating Decision Maker, reviews and analyses monthly / quarterly Group as one operating segment Business Process Outsource (BPO).

25.1.     Revenue from contracts with customers

The Group generates approximately 97% of its revenue from clients based in the United States of America.

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Revenue from continuing operations
United States of America	428,831	391,933	361,078
Others	14,831	13,202	7,302
Total	443,662	405,135	368,380

Revenue from discontinued operations:
United States of America	—	—	64,740

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	June 30,	June 30,	June 30,
	2021	2020	2019
	(US$’000)
Pattern of Revenue recognition
− Services transferred at a point in time	40,775	48,486	52,897
− Services transferred over time	402,887	356,649	315,483
	443,662	405,135	368,380

The movement in the deferred revenue is as follows:

	June 30,	June 30,
	2021	2020
	(US$’000)
Opening balance	3,904	5,141
Revenue recognized during the year	(5,416)	(6,128)
Revenue deferred during the year	8,599	4,891
Closing balance	7,087	3,904

The following aggregated amounts of deferred revenue from existing contracts that are to be recognized in revenue in the following fiscal years:

	FY2022	FY2023	FY2024	FY2025	Total
	(US$’000)
Deferred Revenue expected to be recognized	4,077	2,300	663	47	7,087

25.2.     Non-current assets by location

	June 30,	June 30,
	2021	2020
	(US$’000)
United States of America	28,668	32,482
Others	99,993	74,495

Total[1]	128,661	106,977
[1]Exludes deferred tax asset